Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Gathering and processing	$ 293.1	$ 162.5	$ 825.5	$ 1,051.2	$ 1,831.5
Marketing, supply and logistics	430.2	206.5	1,144.3	857.5	1,339.4
Total product revenue	723.3	369.0	1,969.8	1,908.7	3,170.9
Gathering and processing	75.0	75.7	290.7	325.9	332.2
Storage and transportation	10.0	59.4	165.3	266.3	264.6
Marketing, supply and logistics	19.3	31.2	92.1	128.0	160.6
Related party	0.5	0.7	2.6	3.9	3.0
Total services revenues	104.8	167.0	550.7	724.1	760.4
Total revenues	828.1	536.0	2,520.5	2,632.8	3,931.3
Costs of product/services sold (exclusive of items shown separately below):
Gathering and processing	312.5	175.4	899.2	1,074.4	1,816.9
Marketing, supply and logistics	354.2	166.0	952.7	705.6	1,196.1
Related party	4.1	4.3	17.7	28.9	42.2
Total product costs	670.8	345.7	1,869.6	1,808.9	3,055.2
Gathering and processing	0.0	0.1	0.1	0.6	0.8
Storage and transportation	0.0	2.9	5.1	20.1	33.3
Marketing, supply and logistics	12.7	14.7	50.3	53.9	76.0
Total service costs	12.7	17.7	55.5	74.6	110.1
Total costs of product/services sold	683.5	363.4	1,925.1	1,883.5	3,165.3
Expenses:
Operations and maintenance	33.7	41.8	158.1	190.2	203.3
General and administrative	26.4	23.0	88.2	116.3	100.2
Depreciation, amortization and accretion	48.4	62.3	229.6	300.1	285.3
Total expenses	108.5	127.1	475.9	606.6	588.8
Loss on long-lived assets, net			(65.6)	(821.2)	(1.9)
Goodwill impairment	0.0	(109.7)	(162.6)	(1,406.3)	(48.8)
Loss on contingent consideration			0.0	0.0	(8.6)
Operating income (loss)	36.1	(64.2)	(108.7)	(2,084.8)	117.9
Earnings (loss) from unconsolidated affiliates, net	8.1	6.5	31.5	(60.8)	(0.7)
Interest and debt expense, net	(26.5)	(36.1)	(125.1)	(140.1)	(127.1)
Gain (loss) on modification/extinguishment of debt	(37.3)	0.0	10.0	(20.0)	0.0
Other income, net	0.1	0.1	0.5	0.6	0.6
Income (loss) before income taxes	(19.5)	(93.7)	(191.8)	(2,305.1)	(9.3)
(Provision) benefit for income taxes	0.1	0.0	(0.3)	1.4	(1.1)
Net income (loss)	(19.4)	(93.7)	(192.1)	(2,303.7)	(10.4)
Net income (loss) attributable to non-controlling partners	6.1	5.9	24.2	(636.8)	(66.8)
Net income (loss) attributable to parent	(25.5)	(99.6)	(216.3)	(1,666.9)	56.4
Net income (loss) attributable to preferred unit holders	17.8	1.6	28.7	6.2	0.0
Net income (loss) attributable to partners	(43.3)	(101.2)	(245.0)	(1,673.1)	56.4
Subordinated unitholders' interest in net income	0.0	0.0	0.0	0.0	1.3
Common unitholders' interest in net income (loss)	$ (43.3)	$ (101.2)	$ (245.0)	$ (1,673.1)	$ 55.1
Net income (loss) per limited partner unit:
Basic (in dollars per share)	$ (0.62)	$ (1.47)	$ (3.55)	$ (54.00)	$ 3.03
Diluted (in dollars per share)	$ (0.62)	$ (1.47)	$ (3.55)	$ (54.00)	$ 3.03
Weighted-average limited partners' units outstanding (in thousands):
Basic (units)	69,697	68,912	69,017	30,983	18,201
Dilutive units (units)	0	0	0	0	439
Diluted (units)	69,697	68,912	69,017	30,983	18,640
Crestwood Midstream Partners LP
Revenues:
Gathering and processing	$ 293.1	$ 162.5	$ 825.5	$ 1,051.2	$ 1,831.5
Marketing, supply and logistics	430.2	206.5	1,144.3	857.5	1,339.4
Total product revenue	723.3	369.0	1,969.8	1,908.7	3,170.9
Gathering and processing	75.0	75.7	290.7	325.9	332.2
Storage and transportation	10.0	59.4	165.3	266.3	250.8
Marketing, supply and logistics	19.3	31.2	92.1	128.0	160.6
Related party	0.5	0.7	2.6	3.9	3.0
Total services revenues	104.8	167.0	550.7	724.1	746.6
Total revenues	828.1	536.0	2,520.5	2,632.8	3,917.5
Costs of product/services sold (exclusive of items shown separately below):
Gathering and processing	312.5	175.4	899.2	1,074.4	1,816.9
Marketing, supply and logistics	354.2	166.0	952.7	705.6	1,196.1
Related party	4.1	4.3	17.7	28.9	42.2
Total product costs	670.8	345.7	1,869.6	1,808.9	3,055.2
Gathering and processing	0.0	0.1	0.1	0.6	0.8
Storage and transportation	0.0	2.9	5.1	20.1	22.8
Marketing, supply and logistics	12.7	14.7	50.3	53.9	76.0
Total service costs	12.7	17.7	55.5	74.6	99.6
Total costs of product/services sold	683.5	363.4	1,925.1	1,883.5	3,154.8
Expenses:
Operations and maintenance	33.7	41.7	155.0	188.7	195.4
General and administrative	25.5	22.2	85.6	105.6	91.7
Depreciation, amortization and accretion	51.2	64.9	240.5	278.5	255.4
Total expenses	110.4	128.8	481.1	572.8	542.5
Loss on long-lived assets, net			(65.6)	(227.8)	(35.1)
Goodwill impairment	0.0	(109.7)	(162.6)	(1,149.1)	(48.8)
Loss on contingent consideration			0.0	0.0	(8.6)
Operating income (loss)	34.2	(65.9)	(113.9)	(1,200.4)	127.7
Earnings (loss) from unconsolidated affiliates, net	8.1	6.5	31.5	(60.8)	(0.7)
Interest and debt expense, net	(26.5)	(36.1)	(125.1)	(130.5)	(111.4)
Gain (loss) on modification/extinguishment of debt	(37.3)	0.0	10.0	(18.9)	0.0
Income (loss) before income taxes	(21.5)	(95.5)	(197.5)	(1,410.6)	15.6
(Provision) benefit for income taxes	0.1	0.2	0.0	0.0	(0.9)
Net income (loss)	(21.4)	(95.3)	(197.5)	(1,410.6)	14.7
Net income (loss) attributable to non-controlling partners	6.1	5.9	24.2	23.1	16.8
Net income (loss) attributable to parent	$ (27.5)	$ (101.2)	(221.7)	(1,433.7)	(2.1)
Net income (loss) attributable to preferred unit holders			0.0	23.1	17.2
Net income (loss) attributable to partners			$ (221.7)	$ (1,456.8)	$ (19.3)